Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Summary of Investments in Available-for-sale and Held-to-maturity Securities
The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2015 and 2014:

As of December 31, 2015	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$1,000	$31	$—	$—	$1,031
Residential mortgage-backed securities	40,788	451	418	—	40,821
Collateralized mortgage obligations	246	7	—	—	253
Collateralized debt obligations	806	—	—	344	462
Total available for sale	$42,840	$489	$418	$344	$42,567

Held to maturity:
States and political subdivisions	$2,181	$290	$—	$—	$2,471

As of December 31, 2014	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$500	$22	$—	$—	$522
Residential mortgage-backed securities	26,252	754	59	—	26,947
Collateralized mortgage obligations	375	15	—	—	390
Collateralized debt obligations	806	—	—	457	349
Total available for sale	$27,933	$791	$59	$457	$28,208

Held to maturity:
States and political subdivisions	$2,141	$236	$—	$—	$2,377

Investments Classified by Contractual Maturity
The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2015, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	500	500
Due after ten years	1,306	993
Residential mortgage-backed securities and collateralized mortgage obligations	41,034	41,074
Total available for sale	$42,840	$42,567

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	1,217	1,298
Due after ten years	964	1,173
Total held to maturity	$2,181	$2,471

Gross Unrealized Losses and Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015 there were 5 securities in a less than 12 months loss position and 3 in a greater than 12 months. At December 31, 2014 there were 3 securities in a less than 12 months loss postion and none greater than 12 months.

As of December 31, 2015	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$19,191	$343	$3,221	$75	$22,412	$418
Total available for sale	$19,191	$343	$3,221	$75	$22,412	$418

As of December 31, 2014	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$3,968	$59	$—	$—	$3,968	$59
Total available for sale	$3,968	$59	$—	$—	$3,968	$59

Changes in Credit Loss Component of Credit-impaired Debt Securities
Changes in the credit loss component of credit-impaired debt securities were as follows for 2015 and 2014:

	2015	2014
	(Amounts in thousands)
Beginning balance	$171	$1,126
Initial credit impairment	—	—
Subsequent credit impairments	—	—
Increases for impairment recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	(955)
Reductions for securities deemed worthless(1)	—	—
Reductions for increases in cash flows expected to be collected	—	—
Ending balance	$171	$171
(1) Reduction due to credit losses applied to private label CMO tranche.

Summary of Investment Gains and Losses
A summary of investment gains and losses recognized in income during the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
	(Amounts in thousands)
Available for sale securities:
Realized gains	$—	$178
Realized (losses)	—	—
Other than temporary impairment	—	—
Total available for sale securities	$—	$178
Held to maturity securities:
Realized gains	$—	$—
Realized (losses)	—	—
Other than temporary impairment	—	—
Total held to maturity securities	$—	$—